Trade Accounts Payable	12 Months Ended
Dec. 31, 2024
Trade Accounts Payable
Trade Accounts Payable

16.	Trade Accounts Payable

	12.31.24	12.31.23
Trade accounts payable
Domestic market
Third parties	10,888,870	10,575,915
Related parties	36,380	21,482

Foreign market
Third parties	2,833,403	2,157,491
Related parties	5,587	3,663
	13,764,240	12,758,551

(-) Adjustment to present value ("APV")	(194,190)	(166,123)
	13,570,050	12,592,428

Current	13,558,284	12,592,006
Non-current	11,766	422

The Company has agreements with several financial institutions that allow the suppliers to anticipate their receivables and, therefore, transfer the right to receive invoices with financial institutions (“Supply Chain Finance” or “Program”). The suppliers may choose whether to participate and if so, with which financial institution, with no participation by BRF.

The Program can generate benefits in the commercial relations of BRF and its suppliers, such as preference and priority of supply in case of restricted supply, better commercial conditions, among others, without modification to the commercial essence of the transaction.

Invoices included in the Program are paid according to the same price and term conditions negotiated with its suppliers, without incurring any charge to the Company, so that there are no changes in commercial conditions after negotiation and invoicing of goods or services.

Invoices included in the Supply Chain Finance are R$4,942,713 (R$4,941,716 as on December 31, 2023). The average payment period agreed with suppliers who choose to participate in the Program is substantially similar to the average payment period agreed with non-participating suppliers.

The Company measures and discriminates the adjustment to present value for all its commercial operations carried out in installments, specifying financial and operational items.